Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jan. 31, 2020	Oct. 31, 2019
Assets
Cash and deposits with financial institutions	[1]	$ 69,291	$ 46,720
Precious metals		3,616	3,709
Trading assets
Securities		128,071	112,664
Loans		15,815	13,829
Other		845	995
Total trading assets		144,731	127,488
Securities purchased under resale agreements and securities borrowed		146,432	131,178
Derivative financial instruments		43,083	38,119
Investment securities		78,003	82,359
Loans
Residential mortgages		268,670	268,169
Personal loans		96,703	98,631
Credit cards		17,715	17,788
Business and government		214,212	212,972
Loans and receivables gross		597,300	597,560
Allowance for credit losses		5,021	5,077
Loans and receivables		592,279	592,483
Other
Customers' liability under acceptances, net of allowance		21,364	13,896
Property and equipment	[2]	6,103	2,669
Investments in associates		2,327	5,614
Goodwill and other intangible assets		17,191	17,465
Deferred tax assets		1,718	1,570
Other assets		27,884	22,891
Other Assets		76,587	64,105
Total assets		1,154,022	1,086,161
Deposits
Personal		223,881	224,800
Business and government		488,658	461,851
Financial institutions		51,311	46,739
Deposits		763,850	733,390
Financial instruments designated at fair value through profit or loss		12,994	12,235
Other
Acceptances		21,389	13,901
Obligations related to securities sold short		32,439	30,404
Derivative financial instruments		43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent		143,019	124,083
Subordinated debentures		7,295	7,252
Other liabilities	[2]	60,036	54,482
Other Liabilities		307,317	270,344
Total liabilities		1,084,161	1,015,969
Equity
Retained earnings		45,418	44,439
Accumulated other comprehensive income (loss)		(543)	570
Other reserves		362	365
Total common equity		63,485	63,638
Total equity attributable to equity holders of the Bank		67,369	67,522
Non-controlling interests in subsidiaries		2,492	2,670
Total equity		69,861	70,192
Total liabilities and equity		1,154,022	1,086,161
Common shares [member]
Equity
Common shares		18,248	18,264
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 3,884	$ 3,884

[1]	Net of impairment allowances of $2 (October 31, 2019–$3).
[2]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Note 3 and 4).